Annual Total Returns (Vanguard Short-Term Investment-Grade Fund - Admiral Shares Participant:) (Vanguard Short-Term Investment-Grade Fund, Vanguard Short-Term Investment-Grade Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2013
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Annual Total Return
2012	4.63%
2011	2.02%
2010	5.33%
2009	14.17%
2008	(4.65%)
2007	5.98%
2006	5.11%
2005	2.30%
2004	2.19%
2003	4.28%